Goodwill - Reconciliation of Goodwill by Group Segment (Details) - Goodwill - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	€ 25,403	€ 25,748
Disposals		(178)
Additions	5	6
Write-offs	(519)	(206)
Transfers	(4,950)
Exchange rate impact	(2,895)	33
Ending balance	17,044	25,403
Telefónica Spain | Operating segments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	4,299	4,310
Disposals		(11)
Additions	0	0
Write-offs	0	0
Transfers	0
Exchange rate impact	0	0
Ending balance	4,299	4,299
Telefónica Brazil | Operating segments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	8,814	8,991
Disposals		(1)
Additions	0	0
Write-offs	0	0
Transfers	0
Exchange rate impact	(2,556)	(176)
Ending balance	6,258	8,814
Telefónica Germany | Operating segments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	4,819	4,815
Disposals		0
Additions	0	4
Write-offs	0	0
Transfers	(261)
Exchange rate impact	0	0
Ending balance	4,558	4,819
Telefónica United Kingdom | Operating segments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	4,847	4,611
Disposals		0
Additions	0	0
Write-offs	0	0
Transfers	(4,750)
Exchange rate impact	(97)	236
Ending balance	0	4,847
Telefónica Hispam | Operating segments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	2,530	2,785
Disposals		(22)
Additions	0	0
Write-offs	(519)	(206)
Transfers	0
Exchange rate impact	(233)	(27)
Ending balance	1,778	2,530
Telxius Group | Operating segments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	2	2
Disposals		0
Additions	0	0
Write-offs	0	0
Transfers	(2)
Exchange rate impact	0	0
Ending balance	0	2
Other companies | Operating segments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	92	234
Disposals		(144)
Additions	5	2
Write-offs	0	0
Transfers	63
Exchange rate impact	(9)	0
Ending balance	€ 151	€ 92